Related-Party Transactions	12 Months Ended
Dec. 31, 2025
Minerals Technologies Inc. Savings and Investment Plan [Member]
Related-Party Transactions [Abstract]
Related-Party Transactions
(8)     Related-Party Transactions

John Hancock Trust Company LLC is Trustee and record keeper of the Plan. Certain Plan investments in the pooled separate account are managed by New York Life Investment Management LLC, an affiliate of John Hancock Trust Company LLC.

Certain Plan investments are shares of the Company's common stock, which qualify as party-in-interest transactions.